Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets
7.	INTANGIBLE ASSETS

Intangible assets and their related accumulated amortization as of respective balance sheet date:

	As of December 31, 2011
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)

Online game product development costs	34,001,748	(19,184,411)	—	—	14,817,337	2,354,238
Purchased software	55,720,779	(45,454,037)	—	—	10,266,742	1,631,221
Acquired software from acquisition of subsidiaries	1,624,891	(260,254)	—	—	1,364,637	216,819
Intangible assets, net	91,347,418	(64,898,702)	—	—	26,448,716	4,202,278

	As of December 31, 2010
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Online game product development costs	28,745,846	(10,074,220)	—	—	18,671,626
Purchased software	50,575,054	(36,775,426)	—	—	13,799,628
Acquired software from acquisition of subsidiaries	1,624,891	(141,429)	—	—	1,483,462
KOK 3 game software	80,073,005	(8,515,336)	(46,557,669)	(25,000,000)	—
Intangible assets, net	161,018,796	(55,506,411)	(46,557,669)	(25,000,000)	33,954,716

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were RMB15,123,412, RMB29,918,850 and RMB17,868,863 (US$2,839,076) respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	(RMB)	(US$)
For the years ending December 31,
2012	11,079,577	1,760,367
2013	8,671,209	1,377,716
2014	3,748,707	595,610
2015	1,856,488	294,966
2016	1,080,202	171,627